Dividend (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 13, 2021
Dividends relating to reporting period:
First interim dividend (in USD per share)	$ 0.0574	$ 0.0537	$ 0.0537
Second interim dividend (in USD per share)	0.1304	0.1186	0.1073
Total (in USD per share)	$ 0.1878	$ 0.1723	$ 0.1610
First interim dividend	$ 154	$ 140	$ 140
Second interim dividend	359	326	280
Total	$ 513	$ 466	$ 420
Dividends paid in reporting period:
First interim dividend (in USD per share)	$ 0.0574	$ 0.0537	$ 0.0537
Second interim dividend for prior year (in USD per share)	0.1186	0.1073	0.2597
Total (in USD per share)	$ 0.1760	$ 0.1610	$ 0.3134
Current year first interim dividend	$ 154	$ 138	$ 140
Second interim dividend for prior year	320	283	674
Total	$ 474	$ 421	$ 814
Discontinued US operations
Dividends paid in reporting period:
Dividend in specie				$ 1,735